Cover	Aug. 02, 2022
Cover [Abstract]
Entity Registrant Name	GROVE, INC.
Entity Central Index Key	0001775194
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Aug. 02, 2022
Entity Ex Transition Period	true
Entity File Number	001-40535
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	83-3378978
Entity Address Address Line 1	17129 US Hwy 19 N
Entity Address City Or Town	Clearwater
Entity Address State Or Province	FL
Entity Address Postal Zip Code	33760
City Area Code	701
Local Phone Number	353-5425
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false